Acquisitions and dispositions (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Feb. 02, 2015	Mar. 31, 2014	Mar. 31, 2013
Business Acquisition [Line Items]
Goodwill	¥ 172,430		¥ 152,368	¥ 132,775
Mitsubishi Materials C.M.I. Corporation ("CMI") and Honda Elesys Co., Ltd. ("Elesys")
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 2,740
Accounts receivable		7,325
Inventories		3,861
Other current assets		2,082
Property, plant and equipment		9,555
Goodwill		13,790
Intangible assets		48
Other non-current assets		767
Total assets acquired		40,168
Accounts payable		(2,861)
Other current liabilities		(4,618)
Other non-current liabilities		(2,665)
Total liabilities assumed		(10,144)
Noncontrolling interests		0
Net assets acquired		¥ 30,024